INCOME TAX - Additional Information (Details)	6 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2022 USD ($)	Jun. 30, 2022 CNY (¥)
INCOME TAX
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate	25.00%	25.00%
Cumulative net operating loss	¥ 102,920,595		$ 14,919,704	¥ 94,600,000
Additional NOL incurred by VIEs and VIEs' subsidiaries	¥ 8,300,000	$ 1,200,000
Nanjing Recon
INCOME TAX
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate	15.00%	15.00%
Beijing Bhd Petroleum Technology Co Ltd
INCOME TAX
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate	15.00%	15.00%